Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

(€‘000)	As at 31 December,
	2019	2018
Cash at bank and on hand	39,338	40,542

Total	39,338	40,542